Consolidated Statements Of Changes In Equity (JPY ¥) In Millions, unless otherwise specified		Total	Common Stock [Member]	Additional Paid-In capital [Member]	Retained Earnings [Member]		Cumulative Translation Adjustments [Member]	Defined Benefit Pension Plans [Member]	Non-Trading Securities [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Common Stock Held In Treasury [Member]	Total NHI Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Balance at beginning of year at Mar. 31, 2009		¥ 1,551,546	¥ 321,765	¥ 374,413	¥ 1,038,557		¥ (73,469)	¥ (44,968)			¥ (76,902)	¥ 1,539,396	¥ 12,150
Cumulative effect of change in accounting principle	[1]			(26,923)	(6,339)	[2]
Net income (loss) attributable to NHI shareholders		67,798			67,798
Cash dividends					(25,803)								(103)
Net income (loss) attributable to noncontrolling interests		288											288
Issuance of common stock			217,728	228,934
Conversion of convertible bonds		110,000	55,000	55,000
Gain on sales of treasury stock				5,702
Issuance and exercise of common stock options				(4,242)
Beneficial conversion feature relating to convertible bond				2,959
Repurchases of common stock											(18)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(196)
Pension liability adjustment		10,166						10,166
Sale of common stock											13
Common stock issued to employees											8,275
Other net change in treasury stock											159
Purchase / sale of subsidiary shares, net				561									(2,004)
Other net change in noncontrolling interests													(4,050)
Net change during the year				(576)			(861)
Balance at end of year at Mar. 31, 2010		2,133,014	594,493	635,828	1,074,213		(74,330)	(34,802)		(109,132)	(68,473)	2,126,929	6,085
Cumulative effect of change in accounting principle	[1],[2]				(4,734)
Net income (loss) attributable to NHI shareholders		28,661			28,661
Cash dividends					(28,806)								(100)
Net income (loss) attributable to noncontrolling interests		3,264											3,264
Conversion of convertible bonds
Gain on sales of treasury stock				3,191
Issuance and exercise of common stock options				7,296
Repurchases of common stock											(37,378)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(1,055)
Pension liability adjustment		2,532						2,532
Sale of common stock											4
Common stock issued to employees											8,155
Purchase / sale of subsidiary shares, net													0
Other net change in noncontrolling interests													688
Net change during the year							(23,096)
Balance at end of year at Mar. 31, 2011		2,091,636	594,493	646,315	1,069,334		(97,426)	(32,270)		(129,696)	(97,692)	2,082,754	8,882
Net income (loss) attributable to NHI shareholders		11,583			11,583
Cash dividends					(21,972)								(2,760)
Net income (loss) attributable to noncontrolling interests		14,471											14,471
Issuance of common stock				30,356
Conversion of convertible bonds
Gain on sales of treasury stock				719
Issuance and exercise of common stock options				19,466
Repurchases of common stock											(8,944)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest [Abstract]
Cumulative translation adjustments													(575)
Net unrealized gain on non-trading securities		(1,339)							635				206
Pension liability adjustment		(2,655)						(2,862)					207
Sale of common stock											1
Common stock issued to employees											6,693
Other net change in treasury stock											123
Purchase / sale of subsidiary shares, net				1,915									271,515
Other net change in noncontrolling interests													(10,050)
Net change during the year							(13,226)
Balance at end of year at Mar. 31, 2012		¥ 2,389,137	¥ 594,493	¥ 698,771	¥ 1,058,945		¥ (110,652)	¥ (35,132)	¥ 635	¥ (145,149)	¥ (99,819)	¥ 2,107,241	¥ 281,896

[1]	Cumulative effect of change in accounting principle for the year ended March 31, 2010 was previously reported as Adjustments to initially apply "Contracts in entity's own equity".
[2]	Cumulative effect of change in accounting principle for the year ended March 31, 2011 is an adjustment to initially apply Accounting Standards Update ("ASU") No. 2009-17 "Consolidation (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").